S-K 1602(c) Dilution	Jul. 10, 2026 USD ($) $ / shares shares
Without Over-Allotment [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.06)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	6.65
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	1.41
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.59
Registered Offering Price per Share | $ / shares	8
With Over-Allotment [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.05)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	6.66
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	1.39
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.61
Registered Offering Price per Share | $ / shares	8
Scenario D maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	6.63	[1]
Net Tangible Book Value, Adjusted, per Share | $ / shares	1.37	[1],[2]
Registered Offering Price per Share | $ / shares	$ 8	[1]
Net Tangible Book Value | $	$ (85,014)	[1]
Net Tangible Book Value, Proceeds from Offering | $	60,950,000	[1],[3]
Net Tangible Book Value, Adjusted | $	$ 5,000,001	[1]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	1,725,000	[1],[4]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	3,645,814	[1]
Scenario D maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 6.78	[5]
Net Tangible Book Value, Adjusted, per Share | $ / shares	1.22	[2],[5]
Registered Offering Price per Share | $ / shares	$ 8	[5]
Net Tangible Book Value | $	$ (85,014)	[5]
Net Tangible Book Value, Proceeds from Offering | $	70,017,500	[3],[5]
Net Tangible Book Value, Adjusted | $	$ 5,000,001	[5]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	1,725,000	[4],[5]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	4,096,604	[5]
Scenario C 75% of maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 4.24	[6]
Net Tangible Book Value, Adjusted, per Share | $ / shares	3.76	[2],[6]
Registered Offering Price per Share | $ / shares	$ 8	[6]
Net Tangible Book Value | $	$ (85,014)	[6]
Net Tangible Book Value, Proceeds from Offering | $	60,950,000	[3],[6]
Net Tangible Book Value, Adjusted | $	$ 18,967,575	[6]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	1,725,000	[4],[6]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	5,042,572	[6]
Scenario C 75% of maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 4.29	[7]
Net Tangible Book Value, Adjusted, per Share | $ / shares	3.71	[2],[7]
Registered Offering Price per Share | $ / shares	$ 8	[7]
Net Tangible Book Value | $	$ (85,014)	[7]
Net Tangible Book Value, Proceeds from Offering | $	70,017,500	[3],[7]
Net Tangible Book Value, Adjusted | $	$ 21,254,272	[7]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	1,725,000	[4],[7]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	5,722,031	[7]
Scenario B 50% of maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 2.89	[8]
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.11	[2],[8]
Registered Offering Price per Share | $ / shares	$ 8	[8]
Net Tangible Book Value | $	$ (85,014)	[8]
Net Tangible Book Value, Proceeds from Offering | $	60,950,000	[3],[8]
Net Tangible Book Value, Adjusted | $	$ 32,935,149	[8]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	1,725,000	[4],[8]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	6,439,329	[8]
Scenario B 50% of maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 2.9	[9]
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.1	[2],[9]
Registered Offering Price per Share | $ / shares	$ 8	[9]
Net Tangible Book Value | $	$ (85,014)	[9]
Net Tangible Book Value, Proceeds from Offering | $	70,017,500	[3],[9]
Net Tangible Book Value, Adjusted | $	$ 37,508,543	[9]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	1,725,000	[4],[9]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	7,347,458	[9]
Scenario A 25% of maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 2.01	[10]
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.99	[2],[10]
Registered Offering Price per Share | $ / shares	$ 8	[10]
Net Tangible Book Value | $	$ (85,014)	[10]
Net Tangible Book Value, Proceeds from Offering | $	60,950,000	[3],[10]
Net Tangible Book Value, Adjusted | $	$ 40,902,722	[10]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	1,725,000	[4],[10]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	7,836,086	[10]
Scenario A 25% of maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 2.01	[11]
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.99	[2],[11]
Registered Offering Price per Share | $ / shares	$ 8	[11]
Net Tangible Book Value | $	$ (85,014)	[11]
Net Tangible Book Value, Proceeds from Offering | $	70,017,500	[3],[11]
Net Tangible Book Value, Adjusted | $	$ 53,762,815	[11]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	1,725,000	[4],[11]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	8,972,885	[11]
Plus: Offering costs accrued in advance, excluded from tangible book value [Member] | Scenario D maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Net Tangible Book Value, Adjusted | $	$ 84,600	[1]
Plus: Offering costs accrued in advance, excluded from tangible book value [Member] | Scenario D maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Net Tangible Book Value, Adjusted | $	84,600	[5]
Plus: Offering costs accrued in advance, excluded from tangible book value [Member] | Scenario C 75% of maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Net Tangible Book Value, Adjusted | $	84,600	[6]
Plus: Offering costs accrued in advance, excluded from tangible book value [Member] | Scenario C 75% of maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Net Tangible Book Value, Adjusted | $	84,600	[7]
Plus: Offering costs accrued in advance, excluded from tangible book value [Member] | Scenario B 50% of maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Net Tangible Book Value, Adjusted | $	84,600	[8]
Plus: Offering costs accrued in advance, excluded from tangible book value [Member] | Scenario B 50% of maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Net Tangible Book Value, Adjusted | $	84,600	[9]
Plus: Offering costs accrued in advance, excluded from tangible book value [Member] | Scenario A 25% of maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Net Tangible Book Value, Adjusted | $	84,600	[10]
Plus: Offering costs accrued in advance, excluded from tangible book value [Member] | Scenario A 25% of maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Net Tangible Book Value, Adjusted | $	84,600	[11]
Less: Proceeds held in trust subject to redemption [Member] | Scenario D maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Net Tangible Book Value, Adjusted | $	(55,870,295)	[1],[4]
Less: Proceeds held in trust subject to redemption [Member] | Scenario D maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Net Tangible Book Value, Adjusted | $	(65,017,085)	[4],[5]
Less: Proceeds held in trust subject to redemption [Member] | Scenario C 75% of maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Net Tangible Book Value, Adjusted | $	(41,902,721)	[4],[6]
Less: Proceeds held in trust subject to redemption [Member] | Scenario C 75% of maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Net Tangible Book Value, Adjusted | $	(48,762,814)	[4],[7]
Less: Proceeds held in trust subject to redemption [Member] | Scenario B 50% of maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Net Tangible Book Value, Adjusted | $	(27,935,147)	[4],[8]
Less: Proceeds held in trust subject to redemption [Member] | Scenario B 50% of maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Net Tangible Book Value, Adjusted | $	(32,508,543)	[4],[9]
Less: Proceeds held in trust subject to redemption [Member] | Scenario A 25% of maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Net Tangible Book Value, Adjusted | $	(13,967,574)	[4],[10]
Less: Proceeds held in trust subject to redemption [Member] | Scenario A 25% of maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Net Tangible Book Value, Adjusted | $	(16,254,271)	[4],[11]
Less: Over-allotment option liability [Member] | Scenario D maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Net Tangible Book Value, Adjusted | $	(79,290)	[1]
Less: Over-allotment option liability [Member] | Scenario C 75% of maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Net Tangible Book Value, Adjusted | $	(79,290)	[6]
Less: Over-allotment option liability [Member] | Scenario B 50% of maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Net Tangible Book Value, Adjusted | $	(79,290)	[8]
Less: Over-allotment option liability [Member] | Scenario A 25% of maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Net Tangible Book Value, Adjusted | $	$ (79,290)	[10]
Less: Ordinary shares forfeited if over-allotment is not exercised [Member] | Scenario D maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Number of Shares Used, Adjustment	(225,000)	[1]
Less: Ordinary shares forfeited if over-allotment is not exercised [Member] | Scenario C 75% of maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Number of Shares Used, Adjustment	(225,000)	[6]
Less: Ordinary shares forfeited if over-allotment is not exercised [Member] | Scenario B 50% of maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Number of Shares Used, Adjustment	(225,000)	[8]
Less: Ordinary shares forfeited if over-allotment is not exercised [Member] | Scenario A 25% of maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Number of Shares Used, Adjustment	(225,000)	[10]
Ordinary shares included in the public units offered [Member] | Scenario D maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Number of Shares Used, Adjustment	6,000,000	[1]
Ordinary shares included in the public units offered [Member] | Scenario D maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Number of Shares Used, Adjustment	6,900,000	[5]
Ordinary shares included in the public units offered [Member] | Scenario C 75% of maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Number of Shares Used, Adjustment	6,000,000	[6]
Ordinary shares included in the public units offered [Member] | Scenario C 75% of maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Number of Shares Used, Adjustment	6,900,000	[7]
Ordinary shares included in the public units offered [Member] | Scenario B 50% of maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Number of Shares Used, Adjustment	6,000,000	[8]
Ordinary shares included in the public units offered [Member] | Scenario B 50% of maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Number of Shares Used, Adjustment	6,900,000	[9]
Ordinary shares included in the public units offered [Member] | Scenario A 25% of maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Number of Shares Used, Adjustment	6,000,000	[10]
Ordinary shares included in the public units offered [Member] | Scenario A 25% of maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Number of Shares Used, Adjustment	6,900,000	[11]
Ordinary shares included in the private units [Member] | Scenario D maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Number of Shares Used, Adjustment	186,275	[1]
Ordinary shares included in the private units [Member] | Scenario D maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Number of Shares Used, Adjustment	198,650	[5]
Ordinary shares included in the private units [Member] | Scenario C 75% of maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Number of Shares Used, Adjustment	186,275	[6]
Ordinary shares included in the private units [Member] | Scenario C 75% of maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Number of Shares Used, Adjustment	198,650	[7]
Ordinary shares included in the private units [Member] | Scenario B 50% of maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Number of Shares Used, Adjustment	186,275	[8]
Ordinary shares included in the private units [Member] | Scenario B 50% of maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Number of Shares Used, Adjustment	198,650	[9]
Ordinary shares included in the private units [Member] | Scenario A 25% of maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Number of Shares Used, Adjustment	186,275	[10]
Ordinary shares included in the private units [Member] | Scenario A 25% of maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Number of Shares Used, Adjustment	198,650	[11]
Ordinary shares underlying the rights to be included in the public units [Member] | Scenario D maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Number of Shares Used, Adjustment	1,500,000	[1]
Ordinary shares underlying the rights to be included in the public units [Member] | Scenario D maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Number of Shares Used, Adjustment	1,725,000	[5]
Ordinary shares underlying the rights to be included in the public units [Member] | Scenario C 75% of maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Number of Shares Used, Adjustment	1,500,000	[6]
Ordinary shares underlying the rights to be included in the public units [Member] | Scenario C 75% of maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Number of Shares Used, Adjustment	1,725,000	[7]
Ordinary shares underlying the rights to be included in the public units [Member] | Scenario B 50% of maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Number of Shares Used, Adjustment	1,500,000	[8]
Ordinary shares underlying the rights to be included in the public units [Member] | Scenario B 50% of maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Number of Shares Used, Adjustment	1,725,000	[9]
Ordinary shares underlying the rights to be included in the public units [Member] | Scenario A 25% of maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Number of Shares Used, Adjustment	1,500,000	[10]
Ordinary shares underlying the rights to be included in the public units [Member] | Scenario A 25% of maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Number of Shares Used, Adjustment	1,725,000	[11]
Ordinary shares underlying the rights to be included in the private units [Member] | Scenario D maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Number of Shares Used, Adjustment	46,568	[1]
Ordinary shares underlying the rights to be included in the private units [Member] | Scenario D maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Number of Shares Used, Adjustment	49,662	[5]
Ordinary shares underlying the rights to be included in the private units [Member] | Scenario C 75% of maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Number of Shares Used, Adjustment	46,568	[6]
Ordinary shares underlying the rights to be included in the private units [Member] | Scenario C 75% of maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Number of Shares Used, Adjustment	49,662	[7]
Ordinary shares underlying the rights to be included in the private units [Member] | Scenario B 50% of maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Number of Shares Used, Adjustment	46,568	[8]
Ordinary shares underlying the rights to be included in the private units [Member] | Scenario B 50% of maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Number of Shares Used, Adjustment	49,662	[9]
Ordinary shares underlying the rights to be included in the private units [Member] | Scenario A 25% of maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Number of Shares Used, Adjustment	46,568	[10]
Ordinary shares underlying the rights to be included in the private units [Member] | Scenario A 25% of maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Number of Shares Used, Adjustment	49,662	[11]
Less: Shares subject to redemption [Member] | Scenario D maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Number of Shares Used, Adjustment	(5,587,029)	[1]
Less: Shares subject to redemption [Member] | Scenario D maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Number of Shares Used, Adjustment	(6,501,708)	[5]
Less: Shares subject to redemption [Member] | Scenario C 75% of maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Number of Shares Used, Adjustment	(4,190,271)	[6]
Less: Shares subject to redemption [Member] | Scenario C 75% of maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Number of Shares Used, Adjustment	(4,876,281)	[7]
Less: Shares subject to redemption [Member] | Scenario B 50% of maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Number of Shares Used, Adjustment	(2,793,514)	[8]
Less: Shares subject to redemption [Member] | Scenario B 50% of maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Number of Shares Used, Adjustment	(3,250,854)	[9]
Less: Shares subject to redemption [Member] | Scenario A 25% of maximum redemptions [Member] | Without Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Number of Shares Used, Adjustment	(1,396,757)	[10]
Less: Shares subject to redemption [Member] | Scenario A 25% of maximum redemptions [Member] | With Over-Allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Number of Shares Used, Adjustment	(1,625,427)	[11]

[1]	The numbers set forth in this column assume that 5,587,029 public shares are redeemed, which is the maximum number of shares that can be redeemed that would permit us to maintain net tangible assets of $5,000,001.
[2]	The pro forma net tangible book value per share after the offering is calculated as follows
[3]	Expenses applied against gross proceeds include offering expenses of $537,750 (excluding the underwriting discount). See “Use of Proceeds.”
[4]	If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, directors, executive officers, advisors or any of their affiliates may purchase public shares or public units in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share.
[5]	The numbers set forth in this column assume that 6,501,708 public shares are redeemed, which is the maximum number of shares that can be redeemed that would permit us to maintain net tangible assets of $5,000,001.
[6]	The numbers set forth in this column assume that 4,190,271 public shares, or 75%, of 5,587,029 public shares are redeemed.
[7]	The numbers set forth in this column assume that 4,876,281 public shares, or 75%, of 6,501,708 public shares are redeemed.
[8]	The numbers set forth in this column assume that 2,793,514 public shares, or 50%, of 5,587,029 public shares are redeemed.
[9]	The numbers set forth in this column assume that 3,250,854 public shares, or 50%, of 6,501,708 public shares are redeemed.
[10]	The numbers set forth in this column assume that 1,396,757 public shares, or 25%, of 5,587,029 public shares are redeemed.
[11]	The numbers set forth in this column assume that 1,625,427 public shares, or 25%, of 6,501,708 public shares are redeemed.